Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 1,581	¥ 11,300	¥ 12,236	$ 3,160	¥ 22,590	¥ 24,226